RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 7 – RELATED PARTIES

A.	Transactions and balances with related parties

	Nine months ended September 30,
	2024	2023
General and administrative expenses:
Directors’ compensation	273,874	317,502
Salaries and fees to officers	518,379	798,663
	(*) 792,253	(*) 1,116,165

(*) of which share based compensation	175,680	497,905

Research and development expenses:
Salaries and fees to officers	-	33,417

Selling and marketing expenses:
Salaries and fees to officers	-	33,417

B.	Balances with related parties and officers:

	As of September 30,	As of December 31,
	2024	2023

Other accounts payables	86,669	139,117

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 19 – RELATED PARTIES

A.	Transactions and balances with related parties

	Year ended December 31
	2023	2022

General and administrative expenses:
Directors compensation	716,456	419,057
Salaries and fees to officers	1,154,824	665,982
General and administrative expenses net	(*)1,871,280	(*)1,085,039

(*) of which share based compensation	987,962	124,508

Research and development expenses:
Salaries and fees to officers	33,417	( *)276,738

(*) of which share based compensation	-	3,024

Selling and marketing expenses:
Salaries and fees to officers	33,417	( *)169,013

(*) of which share based compensation	-	3,024

B. Balances with related parties and officers:

Other accounts payables	139,117	103,497

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)

NOTE 19 – RELATED PARTIES (continue)

C.	Other information:

1.	On November 6, 2020, the Company entered into a consulting agreement with S.T Sporting (1996) Ltd., for the services of David Palach (the “CEO Consulting Agreement”). Pursuant to the terms of the CEO Consulting Agreement, Mr. Palach provides services as chief executive officer. Pursuant to the terms of the CEO Consulting Agreement, Mr. Palach was entitled to a monthly fee in the amount of $8,000 plus value added tax per month and a grant of options to purchase shares of our common stock, which amount will be determined by good faith negotiations by the board of directors on a future date.

On June 23, 2021, the board of directors approved updated compensation for Mr. Palach pursuant to which Mr. Palach is entitled to a monthly fee of $14,000 plus value added tax; reimbursement of expenses not exceeding $500 per month; a grant of an option to purchase shares of common stock representing 4.5% of the Company’s outstanding capital stock as of June 23, 2021; the immediate repayment of $8,000, representing debt payable to Mr. Palach that accrued from November 2020 until April 2021. In lieu of such option, the board of directors approved the issuance of 42,858 shares of common stock to Mr. Palach in March 2023.

On August 29, 2022, the monthly fee of Mr. Palach was reduced to $6,000.

Following the compensation committee’s recommendation of December 19, 2023, the board of directors approved a monthly fee increase of $1,000, starting January 1, 2024. On January 8, 2024, the Board approved a bonus of $15,000.

2.	On June 23, 2021, the Board approved the compensation of the Company’s Chairman of the Board, pursuant to which the Chairman of the Board will be entitled to a monthly fee of $5,000 and reimbursement of expenses of $500 per month. In addition, the Chairman of the Board shall receive a one-time grant of options to purchase shares of the Company representing 1.5% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined.

On August 29, 2022, the Board approved an increase of the monthly fee from $5,500 to $8,000 and a one-time bonus of $25,000.

Following the compensation committee’s recommendation of December 19, 2023, the board of directors approved a monthly fee increase of $1,000, starting January 1, 2024. On January 8, 2024 the Board approved bonus of $15,000.

3.	On June 23, 2021, the Board approved the compensation for each of members of the board, pursuant to which each member of the board will be entitled to an annual fee of NIS 100,000 (approximately $30,500). In addition, each member of the Board will receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined. On August 29, 2022, the Board approved, an increase in the quarterly fee of each member of the Board from NIS 25,000 (approximately $7,575) to $10,575. On December 20, 2023, the board approved the issuance of shares to directors in lieu of the grant of options.

4.	On April 18, 2022, Save Foods Ltd., entered into a consulting agreement with Shlomo Zakai CPA (“Consultant”) for, among other things, chief financial officer services to be provided to Save Foods Ltd. exclusively by Lital Barda. for a monthly base salary of NIS 25,000 to be paid for Ms. Barda’s services The agreement may be terminated by either party upon 30 days’ written notice or by Save Foods Ltd. upon the occurrence of certain events as set forth in the agreement. On January 8, 2024, the Board approved a bonus of $7,500 to Ms. Barda.

5.	On November 12, 2023, upon the recommendation of the nominating and corporate governance committee of the Board, Liat Sidi was appointed as a Class II Director to serve until the Company’s 2026 annual meeting of stockholders. Ms. Sidi was not appointed to serve on any committee of the board. The board of directors has determined that Ms. Sidi is independent and there are no family relationships between Ms. Sidi and any other director or executive officer of the Company.

6.	On December 20, 2023, Asaf Itzhaik was appointed to the board of directors of the Company to serve as a Class II director until the Company’s 2026 annual meeting of stockholders. Mr. Itzhaik was designated by Plantify as its representative on the board in accordance with the Securities Exchange Agreement, dated March 31, 2023, between the Company and Plantify, to replace Dr. Roy Borochov who resigned from the board on December 15, 2023. Dr. Borochov’s resignation was not the result of a disagreement with the Company on any matter relating to the Company’s operations, policies or practices.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)